Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Net earnings (loss) for the period	$ 6,618	$ (294,270)
Weighted average shares outstanding – basic	290,782	293,560
Effect of stock options and other equity compensation plans	6,397	0
Weighted average shares outstanding – diluted	297,179	293,560